Document and Entity Information	Sep. 21, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000091882
Document Type	8-K
Document Period End Date	Sep. 21, 2026
Entity Registrant Name	Dominion Energy South Carolina, Inc.
Entity Incorporation State Country Code	SC
Entity File Number	1-3375
Entity Tax Identification Number	57-0248695
Entity Address, Address Line One	220 Operation Way
Entity Address, City or Town	Cayce
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29033
City Area Code	(804)
Local Phone Number	819-2284
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false